Share-Based Compensation - Summary of Movements of Share Options Under The Koolearn Post-IPO Share Option II (Details) - Koolean post ipo share option two [Member] - $ / shares			9 Months Ended
	Aug. 25, 2020	Jan. 29, 2020	May 31, 2021
Disclosure Of Share Based Compensation By Share Based Arrangement Stock Option Activity One [Line Items]
Number of Shares Option, Granted	25,000,000		25,000,000
Number of Shares Option, Forfeited			(4,152,000)
Number of Shares Option, Outstanding			20,848,000
Weighted average exercise prices, Options, Granted		$ 4.39	$ 4.39
Weighted average exercise prices, Forfeited			4.39
Weighted Average Exercise Price Per Option, Outstanding			$ 4.39